Financial liabilities - Schedule of Maturity Analysis for Advances Loans and Lease Liabilities (Details) € in Thousands		6 Months Ended	12 Months Ended
	Jul. 10, 2020	Jun. 30, 2024 EUR (€) loan	Dec. 31, 2023 EUR (€) loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		€ 112,854	€ 104,612
Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		5,062	5,113
Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		21,288	28,358
Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		47,356	19,274
More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Total		39,147	51,867
Bpifrance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,887	2,137
Bpifrance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		650	500
Bpifrance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,237	1,637
Bpifrance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Curadigm interest-free Bpifrance advance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		425	475
Curadigm interest-free Bpifrance advance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		100	100
Curadigm interest-free Bpifrance advance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		200	200
Curadigm interest-free Bpifrance advance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		125	175
Curadigm interest-free Bpifrance advance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
HSBC "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		2,545	3,189
HSBC "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,279	1,285
HSBC "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,266	1,904
HSBC "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
HSBC "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		2,892	3,554
Borrowing, maturity	6 years
Bpifrance "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,303	1,317
Bpifrance "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		1,589	2,237
Bpifrance "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
Bpifrance "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		0	0
EIB fixed rate loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		100,082	89,756
EIB fixed rate loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		467	692
EIB fixed rate loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		14,478	19,946
EIB fixed rate loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		46,403	17,872
EIB fixed rate loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Borrowings		38,733	51,246
Lease liabilities
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		5,024	5,501
Lease liabilities | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		1,264	1,219
Lease liabilities | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		2,518	2,434
Lease liabilities | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		828	1,227
Lease liabilities | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Lease liabilities		€ 414	€ 621
HSBC "PGE" and Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities
Number of loans | loan		2	2
Borrowing, maturity		5 years	5 years
Borrowing, deferment period		1 year	1 year